Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)			12 Months Ended
	Nov. 16, 2018	Oct. 11, 2018	Mar. 31, 2019
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation Effective Date			Nov. 20, 2017
Noah Consulting LLC (Noah)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date			Nov. 09, 2017
Noah Information Management Consulting Inc (Noah Canada)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date			Dec. 20, 2017
Brilliant Basics Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Wongdoody Holding Company Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Lodestone Management Consultants Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date			May 04, 2018
Infosys Luxembourg S.a.r.l
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation Effective Date			Aug. 06, 2018
Infosys South Africa (Pty) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation Effective Date			Dec. 19, 2018
Fluido Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		100.00%
Infosys CIS LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation Effective Date			Nov. 29, 2018
Infosys Compaz Pte Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	60.00%
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation Effective Date			Nov. 27, 2018
Infosys Canada Public Services Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date			May 09, 2017